Group - Statement of Comprehensive Income - USD ($) $ in Millions		6 Months Ended				12 Months Ended
		Jun. 30, 2023		Jun. 30, 2022		Dec. 31, 2022
Statement of comprehensive income [abstract]
Profit (loss) for the period		$ (35)	[1]	$ 316	[1]	$ 251 [2]
Items that will be reclassified subsequently to profit or loss:
Exchange differences on translation of foreign operations	[2]	(10)		(22)		(27)
Items that will not be reclassified subsequently to profit or loss:
Exchange differences on translation of non-foreign operations	[2]	(9)		3		(2)
Net (loss) gain on equity investments	[2]	(2)		(37)		(50)
Actuarial gain (loss) recognised	[2]	0		0		(10)
Deferred taxation thereon	[2]	0		14		14
Other comprehensive income that will not be reclassified to profit or loss	[2]	(11)		(20)		(48)
Other comprehensive income (loss) for the period, net of tax	[2]	(21)		(42)		(75)
Total comprehensive income (loss) for the period, net of tax	[2]	(56)		274		176
Allocated as follows:
Equity shareholders	[2]	(60)		260		158
Non-controlling interests	[2]	$ 4		$ 14		$ 18

[1]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.
[2]	Comparative periods have been retrospectively restated, where indicated, due to the prior period error in the calculation of a net deferred tax asset with respect to the Obuasi mine. Other errors have also been retrospectively restated. Refer to note 1.1.